Note 5 - Notes Payable - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5. Notes Payable

Notes payable and long-term debt consists of the following (in thousands):

	September 30, 2013	December 31, 2012
	(in thousands)
PSID Note for $200 dated January 11, 2012, bears interest at 5% per annum, net of discount of $0 and $43 was originally payable in monthly instalments beginning January 11, 2013 through December 11, 2014. Note was amended in July 2013 to allow for conversion into common stock and extend payment terms.(1)	$200	$157
Demand note issued April 10, 2013, bears interest at 10% per annum, due on demand beginning June 1, 2013. Note was issued with warrants to acquire 95 shares of common stock with an exercise price of $1.31 per share. (1) (2)	50	—
Convertible term note for $125 issued September 25, 2012 net of discount of $31, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures on March 31, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in March 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in March 2013 as an inducement to the conversion.(2)	—	94
Convertible term note for $125 issued October 12, 2012, net of discount of $39, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per shares and matures April 10, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in June 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in June 2013 as an inducement to the conversion.(1)(2)	—	86
Convertible term note for $100 issued December 31, 2012, net of discount of $55, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures June 30, 2013. Note was issued with warrants to acquire 29 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in June 2013. An additional 29 warrants with an exercise price of $1.57 per share were granted in June 2013 as an inducement to the conversion.(1) (2)	—	45
Convertible term note for $50 issued December 31, 2012, net of discount of $28, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per shares and matures June 30, 2013. Note was issued with warrants to acquire 14 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in June 2013. An additional 14 warrants with an exercise price of $1.57 per share were granted in June 2013 as an inducement to the conversion.(1) (2)	—	22
Total notes payable	250	404
Less: Current maturities	250	326

Note payable long-term	$—	$78

Subordinated Convertible Note Payable elected at fair value:

Non-interest bearing subordinated convertible note payable with a principal amount of $3,300 dated December 3, 2012. Note is convertible into common stock equal to 1/3 of the shares beneficially held by the CEO on the date of conversion. Note was amended in July 2013 to extend the maturity date to June 2015. The note was recorded at its fair value and will be revalued at each reporting period with changes in the fair value recorded as other expense/income.	$5,833	$2,137

(1) These notes have been issued to related parties. See Note 10.

(2) The warrants are more fully described in Note 7.

Interest expense was approximately $36,000 and $9,000 during the three-months ended September 30, 2013 and 2012, respectively, of which approximately nil and $1 thousand related to the beneficial conversion feature of the convertible notes for the three-months ended September 30, 2013 and 2012, respectively. Interest expense was approximately $0.5 million and $22 thousand during the nine-months ended September 30, 2013 and 2012, respectively, of which approximately $0.1 million and $1 thousand related to the beneficial conversion feature of the convertible notes for the nine-months ended September 30, 2013 and 2012, respectively.

The weighted-average effective interest rate, on the short-term notes payable, was 191% for the nine-months ended September 30, 2013. The weighted-average effective interest rate excluding the beneficial conversion feature and value of warrants, on the short-term notes payable was approximately 61% for the nine-months ended September 30, 2013.

The fair value of warrants issued as an inducement to convert the notes during the nine months ended September 30, 2013 was approximately $0.1 million and is included in interest expense.

5. Notes Payable

Notes payable and long-term debt consists of the following (in thousands):

	December 31,
	2012	2011
	(in thousands)
PSID Note for $200 dated January 11, 2012, bears interest at 5% per annum, net of discount of $43, was originally payable in monthly installments beginning January 11, 2013 through December 11, 2014. Note was amended in July 2013 to allow for conversion into common stock and extend payment terms. See Note 13. (1)	$157	$—
Convertible term note for $125 issued September 25, 2012 net of discount of $31, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures on March 31, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in March 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in March 2013 as an inducement to the conversion.(2)	94	—
Convertible term note for $125 issued October 12, 2012, net of discount of $39, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per shares and matures April 10, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in June 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in June 2013 as an inducement to the conversion. (1)(2)	86	—
Convertible term note for $100 issued December 31, 2012, net of discount of $55, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures June 30, 2013. Note was issued with warrants to acquire 29 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in June 2013. An additional 29 warrants with an exercise price of $1.57 per share were granted in June 2013 as an inducement to the conversion.(1)(2)	45	—
Convertible term note for $50 issued December 31, 2012, net of discount of $28, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per shares and matures June 30, 2013. Note was issued with warrants to acquire 14 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in June 2013. An additional 14 warrants with an exercise price of $1.57 per share were granted in June 2013 as an inducement to the conversion.(1)(2)	22	—

Total notes payable	404	—
Less: Current maturities	326	—

Note payable, long-term	$78	$—

Subordinated Convertible Note Payable elected at fair value:

Non-interest bearing subordinated convertible note payable with a principal amount of $3,300 dated December 3, 2012. Note is convertible into shares equal to 1/3 of the shares beneficially held by the CEO on the date of conversion. Note was amended in July 2013 to extend the maturity date to June 2015. The note was recorded at fair value and will be revalued each reporting period with changes in the fair value recorded as other expense/income.	$2,137	$—

(1) These notes have been issued to related parties. See Note 11.

(2) The warrants are more fully described in Note 7.

The scheduled payments due based on maturities of current and long-term debt and at December 31, 2012 are presented in the following table:

Year:	Amount
(in thousands)
2013	$500
2014	100
2015	3,300

Total payments	$3,900

Interest expense was $0.1 million during the year ended December 31, 2012 of which approximately $31 thousand related to the beneficial conversion feature of the convertible notes. We did not incur any interest expense from December 14, 2011 (inception) to December 31, 2011. The weighted average effective interest rate was 37.62% for the year ended December 31, 2012.